Pension and Other Postretirement Plans Assets of the Aetna Pension Plan Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 5,918.6	[1]	$ 5,981.0	[2]
Cash And Cash Equivalents And Other Payables Excluded From Total Investments Of The Pension Plan Assets	228.4		176.8
Pension Plan [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	6,147.0		6,157.8		5,805.0
Pension Plan [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,411.4	[1]	2,687.2	[2]
Pension Plan [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,564.3	[1]	2,400.1	[2]
Pension Plan [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	942.9	[1]	893.7	[2]
Pension Plan [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2,402.7		2,272.7
Pension Plan [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	452.1		493.5
Pension Plan [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,948.6		1,779.0
Pension Plan [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	2.0		0.2
Pension Plan [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,964.8		2,196.6
Pension Plan [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,959.3		2,193.4
Pension Plan [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	5.5		3.1
Pension Plan [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0.1
Pension Plan [Member] | Real Estate [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	469.7		497.5
Pension Plan [Member] | Real Estate [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Real Estate [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Real Estate [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	469.7		497.5
Pension Plan [Member] | Other Assets [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	471.4		396.9
Pension Plan [Member] | Other Assets [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0.3
Pension Plan [Member] | Other Assets [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.2		0.7
Pension Plan [Member] | Other Assets [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	471.2		395.9
Pension Plan [Member] | Other Investments [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,551.1		1,511.7
Pension Plan [Member] | Other Investments [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0.3
Pension Plan [Member] | Other Investments [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	610.2		618.0
Pension Plan [Member] | Other Investments [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	940.9		893.4
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	550.4		606.7
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	452.1		493.5
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	98.3		113.2
Pension Plan [Member] | US Treasury and Government [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	132.2		126.8
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	132.2		126.8
Pension Plan [Member] | States, municipalities and political subdivisions [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,246.3		1,135.7
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,244.8		1,135.7
Pension Plan [Member] | U.S. corporate securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1.5		0
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	161.5		148.2
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	161.5		148.0
Pension Plan [Member] | Foreign securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0.2
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	221.1		174.6
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	221.1		174.6
Pension Plan [Member] | Residential mortgage-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	50.7		44.0
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	50.2		44.0
Pension Plan [Member] | Commercial mortgage-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0.5		0
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	32.3		26.5
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	32.3		26.5
Pension Plan [Member] | Other asset-backed securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	8.2		10.2
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	8.2		10.2
Pension Plan [Member] | Redeemable Preferred Securities [Member] | Debt Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,249.3		1,345.6
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	1,243.8		1,342.5
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	5.5		3.1
Pension Plan [Member] | US Domestic securities [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | International [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	686.6		825.3
Pension Plan [Member] | International [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	686.6		825.2
Pension Plan [Member] | International [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | International [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0.1
Pension Plan [Member] | Common/collective trusts | Debt Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	272.6		261.2
Pension Plan [Member] | Common/collective trusts | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	337.4		356.1
Pension Plan [Member] | Common/collective trusts | Other Investments [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	610.0	[3]	617.3	[4]
Pension Plan [Member] | Common/collective trusts | Other Investments [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0	[3]	0	[4]
Pension Plan [Member] | Common/collective trusts | Other Investments [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	610.0	[3]	617.3	[4]
Pension Plan [Member] | Common/collective trusts | Other Investments [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0	[3]	0	[4]
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member]
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	28.9		25.7
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 1
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	28.9		25.7
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 2
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	0		0
Pension Plan [Member] | Domestic Real Estate [Member] | Equity Securities [Member] | Level 3
Assets of the Aetna Pension Plan Fair Value [Line Items]
Fair value of plan assets	$ 0		$ 0

[1]	Excludes $228.4 million of cash and cash equivalents and other payables.
[2]	Excludes $176.8 million of cash and cash equivalents and other payables.
[3]	The assets in the underlying funds of common/collective trusts are comprised of $337.4 million of equity securities and $272.6 million of debt securities.
[4]	The assets in the underlying funds of common/collective trusts are comprised of $356.1 million of equity securities and $261.2 million of debt securities.